Investments in Private Companies (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Jul. 11, 2019	Mar. 31, 2019	Mar. 31, 2018	Jan. 31, 2018	Mar. 31, 2017	Aug. 31, 2015
Investments in Private Companies (Textual)
Investment	$ 7,409,000		$ 5,200,000			$ 700,000
Unrealized Gain (Loss) On Investment	911,000
Percentage of voting equity interests acquired					65.00%
Series A preferred stock in Sentien Biotechnologies [Member]
Investments in Private Companies (Textual)
Number of shares purchased							210,210
Investment							$ 700,000
Percentage of equity held			5.06%	5.06%
Sentien Biotechnologies Inc. [Member]
Investments in Private Companies (Textual)
Investment	0		$ 700,000			700,000
Unrealized Gain (Loss) On Investment	(700,000)
Intensity [Member]
Investments in Private Companies (Textual)
Investment	7,409,000		$ 4,500,000			$ 0
Unrealized Gain (Loss) On Investment	$ 1,611,000
Intensity [Member] | SalvaRx [Member]
Investments in Private Companies (Textual)
Number of shares purchased	1,000,000
Investment	$ 4,500,000
Percentage of equity held	7.50%
Intensity [Member] | Intensity Holding Limited [Member]
Investments in Private Companies (Textual)
Number of ordinary shares issued in acquisition		129,806
Equity interests of acquirer		$ 1,300
Number of private company share consists in sole asset		288,458
Percentage of voting equity interests acquired	9.00%
Number of shares outstanding		1,288,458